Series B Warrants (Details) - Series B Warrants	12 Months Ended
Dec. 31, 2015 $ / shares
Class of Warrant or Right [Line Items]
Dividend yield	0.00%
Volatility factor	70.00%
Risk-free interest rate	1.75%
Expected term (years)	4 years 7 months 10 days
Weighted-average fair value of warrants granted during the periods	$ 0.46